SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reclassification of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance	$ (286)	$ (389)
Other comprehensive income before reclassifications, net	(3,092)	5,521
Amounts reclassified from accumulated other comprehensive income	1,687	(5,418)
Net current period other comprehensive loss	(1,405)	103	$ (141)
Total accumulated other comprehensive loss	(1,691)	(286)	(389)
Unrealized losses on marketable securities [Member]
Beginning Balance	(291)
Other comprehensive income before reclassifications, net	(24)	(291)
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive loss	(24)	(291)
Total accumulated other comprehensive loss	(315)	(291)
Unrealized gain (losses) on cash flow hedges [Member]
Beginning Balance	5	(389)
Other comprehensive income before reclassifications, net	(3,068)	5,812
Amounts reclassified from accumulated other comprehensive income	1,687	(5,418)
Net current period other comprehensive loss	(1,381)	394
Total accumulated other comprehensive loss	$ (1,376)	$ 5	$ (389)